Depreciation, Amortization And Impairment Losses Property, Plant and Financial Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Depreciation, Amortization And Impairment Losses Property, Plant and Financial Assets

31.  DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES OF PROPERTY, PLANT AND EQUIPMENT AND FINANCIAL ASSETS UNDER-IFRS 9

a)	The detail of depreciation and amortization for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
	2020 ThUS$	2019 ThUS$	2018 ThUS$
Depreciation	(481,634)	(498,867)	(511,326)
Amortization	(376,465)	(449,463)	(351,114)
Subtotal	(858,099)	(948,330)	(862,440)

b)	The detail of the items related to impairment for the years ended December 31, 2020, 2019 and 2018, is as follows:

	Generation			Distribution			Other			For the year ended December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Information on Impairment Losses by Reportable Segment	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets or disposal groups held for sale (See Note 5)	—	—	—	—	3,433	(5,234)				—	3,433	(5,234)
Property, plants and equipment (see note 18)	—	(1,307)	66,987	—	9	—				—	(1,307)	66,987
Total impairment (losses) reversals recognized in profit	—	(1,307)	66,987	—	3,433	(5,234)	—	—	—	—	2,126	61,753
Trade and other receivables (see note 10)	(349)	645	(4,462)	(211,289)	(159,909)	(110,209)	102	14		(211,536)	(159,250)	(7,830)
Other assets	(585)	—	(536)	(30,251)	(119,325)	(6,495)	—	(550)	(799)	(30,836)	(119,875)	(114,671)
Impairment profit and reversals from impairment losses in accordance with IFRS 9	(934)	645	(4,998)	(241,540)	(279,234)	(116,704)	102	(536)	(799)	(242,372)	(279,125)	(122,501)